Consolidated statement of profit or loss and other comprehensive income or loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statement of profit or loss and other comprehensive income or loss
Revenue	$ 340,736,000	$ 158,999,000
Cost of goods sold	(223,394,000)	(141,166,000)
Administrative expenses	(19,055,000)	(79,607,000)	$ (9,973,000)
Selling and distribution expenses	(18,859,000)	(11,421,000)
Other expenses, net	(2,389,000)	(1,753,000)
Income/(loss) from operations	77,039,000	(74,948,000)	(9,973,000)
Finance income	2,706,000	5,448,000	3,753,000
Finance costs	(78,069,000)	(42,803,000)	(20,234,000)
Net change in fair value of financial instruments	(80,646,000)	(47,257,000)	1,484,000
Net finance costs	(156,009,000)	(84,612,000)	(14,997,000)
Loss before income taxes	(78,970,000)	(159,560,000)	(24,970,000)
Income tax expense/(benefit)	(2,717,000)	15,006,000
Net loss for the year	(81,687,000)	(144,554,000)	(24,970,000)
Total comprehensive loss for the year attributable to owners of the company	$ (81,687,000)	$ (144,554,000)	$ (24,970,000)
Basic loss per ordinary share	$ (1.14)	$ (4.83)	$ (3.77)
Diluted loss per ordinary share	$ (1.14)	$ (4.83)	$ (3.77)